Cost and Expenses by Nature - Summary of Cost of Sales (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Cost of merchandise and logistic costs	$ 2,357,485	$ 1,931,605
Depreciation of right-of-use asset	598,031	484,916	$ 315,358
Cost of sales	37,038,542	27,655,643	19,655,090
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Cost of merchandise and logistic costs	36,854,490	27,537,825	19,561,023
Depreciation of properties, furniture, equipment, and lease-hold improvements	94,121	50,883	34,008
Depreciation of right-of-use asset	89,931	66,935	60,059
Cost of sales	$ 37,038,542	$ 27,655,643	$ 19,655,090